Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Preferential Tax Rates

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries	2014	2015	2016	2017	2018
Techfaith China	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Shanghai	15.0%	15.0%	15.0%	15.0%	15.0%
One Net	15.0%	15.0%	25.0%	25.0%	25.0%

Current and Deferred Income (Loss) Tax Table

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive income (loss) were as follows:

	2014	2015	2016
Current tax	$438	$1,024	$—
Deferred tax	—	(28)	—

	$438	$996	$—

Deferred Tax Assets and Liabilities

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	December 31,
	2015	2016
Deferred tax assets:
Accrued expenses	$716	$862
Product warranty provision	8	8
Allowance for doubtful accounts	275	434
Inventory provision	1,973	1,921
Depreciation and amortization	2,978	2,811
Net operating loss carry forwards	4,370	5,058
Less: Valuation allowance	(10,320)	(11,094)

Net deferred tax assets	$—	$—

Reconciliation of Provision Income Tax

Reconciliation between the provision for income tax computed by PRC enterprise income tax rate of 25% to income before income taxes and actual provision for income taxes is as follows:

	2014	2015	2016
Income (Loss) before income tax-continuing operations	$(15,197)	$(12,697)	$9,778
Income before income tax-discontinuing operations	567	596	381
Tax provision at PRC enterprise income tax rate of 25%	(3,658)	(3,025)	2,540
Expenses not deductible for tax purposes and others	649	2,338	77
Preferential tax rates granted to PRC entities	99	333	(1,422)
Effect of the different income tax rates in other jurisdictions	787	1,011	(1,971)
Changes in valuation allowances	1,976	335	774
Expired operating loss carry forwards	585	4	2

	$438	$996	$—